SUMMARY OF CHANGES IN PROVISION FOR DOUBTFUL ACCOUNTS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Receivables [Abstract]
Beginning balance	$ 7,514,000	$ 58,612,000	$ 48,842,000
Charge to expense	776,000	6,052,000	8,211,000	$ 10,286,000
Exchange difference	(662,000)	(5,167,000)	1,559,000
Ending balance	$ 7,628,000	$ 59,497,000	$ 58,612,000	$ 48,842,000